Average Annual Total Returns	0 Months Ended
Oct. 01, 2012
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class A Shares
Average Annual Return:
1 Year	0.60%
5 Years	0.61%
10 Years	3.77%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.26%
5 Years	0.23%
10 Years	3.41%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.81%
5 Years	0.47%
10 Years	3.20%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class B Shares
Average Annual Return:
1 Year	0.94%
5 Years	0.66%
10 Years	3.61%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class C Shares
Average Annual Return:
1 Year	4.95%
5 Years	1.04%
10 Years	3.61%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class I Shares
Average Annual Return:
1 Year	7.08%
5 Years	2.10%
10 Years	4.69%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class R Shares
Average Annual Return:
1 Year	6.42%
5 Years	1.56%
10 Years	4.15%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class T Shares
Average Annual Return:
1 Year	0.55%
5 Years	0.56%
10 Years	3.70%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class W Shares
Average Annual Return:
1 Year	6.78%
5 Years	1.85%
10 Years	4.45%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares
Average Annual Return:
1 Year	6.96%
5 Years	2.06%
10 Years	4.67%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.55%
5 Years	1.63%
10 Years	4.26%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.02%
5 Years	1.71%
10 Years	3.98%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | 60-40 Bar HY Muni/Bar Muni (reflects no deductions for fees, expenses or taxes; benchmark performance is as of May 30, 2003)

Average Annual Return:
1 Year	9.83%
5 Years	3.48%
10 Years
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes; benchmark performance is as of May 30, 2003)

Average Annual Return:
1 Year	9.25%
5 Years	2.20%
10 Years
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Average Annual Return:
1 Year	5.79%
5 Years	1.38%
10 Years	3.62%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.79%
5 Years	1.38%
10 Years	3.62%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.61%
5 Years	1.86%
10 Years	3.81%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Average Annual Return:
1 Year	5.21%
5 Years	1.27%
10 Years	3.39%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Average Annual Return:
1 Year	9.38%
5 Years	1.75%
10 Years	3.54%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | 60-40 Bar HY Muni/Bar Muni (reflects no deductions for fees, expenses or taxes; benchmark performance is as of May 30, 2003)

Average Annual Return:
1 Year	9.83%
5 Years	3.48%
10 Years
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes; benchmark performance is as of May 30, 2003)

Average Annual Return:
1 Year	9.25%
5 Years	2.20%
10 Years
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Average Annual Return:
1 Year	11.25%
5 Years	2.56%
10 Years	4.38%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	11.25%
5 Years	2.56%
10 Years	4.38%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.32%
5 Years	2.91%
10 Years	4.51%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | JPMorgan Global High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.73%
5 Years	7.79%
10 Years	9.28%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	7.43%
10 Years	8.66%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares
Average Annual Return:
1 Year	0.83%
5 Years	4.18%
10 Years	6.29%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(1.49%)
5 Years	1.32%
10 Years	3.34%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.51%
5 Years	1.80%
10 Years	3.55%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class B Shares
Average Annual Return:
1 Year	0.10%
5 Years	4.13%
10 Years	6.02%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class C Shares
Average Annual Return:
1 Year	4.22%
5 Years	4.57%
10 Years	6.17%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | JPMorgan Global High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.73%
5 Years	7.79%
10 Years	9.28%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	7.43%
10 Years	8.66%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares
Average Annual Return:
1 Year	6.10%
5 Years	5.45%
10 Years	7.07%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	3.57%
5 Years	2.48%
10 Years	4.00%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.93%
5 Years	2.82%
10 Years	4.16%
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | 60-20-20 Citi WGBI ex US Japan/Citi Japan GBI/JPM GBI EM GD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.13%
Life of Fund	8.61%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Citigroup Non-U.S. World Government Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.17%
Life of Fund	7.38%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class A Shares
Average Annual Return:
1 Year	(1.78%)
Life of Fund	4.31%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.74%)
Life of Fund	3.36%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.15%)
Life of Fund	3.13%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	3.14%
Life of Fund	5.98%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class C Shares
Average Annual Return:
1 Year	1.37%
Life of Fund	5.16%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class I Shares
Average Annual Return:
1 Year	3.51%
Life of Fund	6.09%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | 60-20-20 Citi WGBI ex US Japan/Citi Japan GBI/JPM GBI EM GD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.13%
Life of Fund	8.61%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Citigroup Non-U.S. World Government Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.17%
Life of Fund	7.38%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	3.49%
Life of Fund	6.24%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.39%
Life of Fund	5.18%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.27%
Life of Fund	4.73%
Inception Date	Dec. 01, 2008
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Barclays Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.74%
5 Years	6.55%
10 Years	5.85%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | 35% Barclays Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	6.47%
5 Years	7.42%
10 Years	8.13%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Bar CABI 35/JPM GHY 35/Citi WGBI 15/JPM EMBI 15 (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	7.52%
10 Years	8.27%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares
Average Annual Return:
1 Year	1.05%
5 Years	5.44%
10 Years	7.17%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.84%)
5 Years	3.20%
10 Years	4.67%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.66%
5 Years	3.29%
10 Years	4.63%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class B Shares
Average Annual Return:
1 Year	0.49%
5 Years	5.36%
10 Years	6.90%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class C Shares
Average Annual Return:
1 Year	4.47%
5 Years	5.80%
10 Years	7.04%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R Shares
Average Annual Return:
1 Year	6.20%
5 Years	6.32%
10 Years	7.47%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R4 Shares
Average Annual Return:
1 Year	6.23%
5 Years	6.50%
10 Years	7.70%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R5 Shares
Average Annual Return:
1 Year	6.46%
5 Years	6.55%
10 Years	7.72%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class W Shares
Average Annual Return:
1 Year	6.17%
5 Years	6.49%
10 Years	7.69%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Barclays Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.74%
5 Years	6.55%
10 Years	5.85%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | 35% Barclays Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	6.47%
5 Years	7.42%
10 Years	8.13%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Bar CABI 35/JPM GHY 35/Citi WGBI 15/JPM EMBI 15 (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	7.52%
10 Years	8.27%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Class Z Shares
Average Annual Return:
1 Year	6.44%
5 Years	6.74%
10 Years	7.93%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.33%
5 Years	4.36%
10 Years	5.30%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.16%
5 Years	4.33%
10 Years	5.22%